Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition, Pro Forma Information

The following table presents unaudited pro forma consolidated revenues, net income and net income per limited partner unit as if the reverse mergers and the Arrow Acquisition had been included in our consolidated results for the entire year ended December 31, 2013 (in millions, except per unit information).

	CEQP	CMLP
Revenues	$3,449.3	$3,423.8

Net income (loss)	$3.9	$(5.0)

Net income per limited partner unit:
Basic	$0.40

Diluted	$0.40

Inergy Midstream
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the final valuation of the assets acquired and liabilities assumed at the merger date (in millions):

	CEQP	CMLP
Current assets	$224.5	$49.1
Property, plant and equipment	2,088.1	1,677.8
Intangible assets	337.5	196.0
Other assets	12.7	2.9

Total identifiable assets acquired	2,662.8	1,925.8
Current liabilities	207.6	30.9
Long-term debt	1,079.3	745.0
Other long-term liabilities	146.6	5.3

Total liabilities assumed	1,433.5	781.2
Net identifiable assets acquired	1,229.3	1,144.6
Goodwill	2,134.8	1,532.7

Net assets acquired	$3,364.1	$2,677.3

Arrow Midstream Holdings, LLC
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the final valuation of the assets acquired and liabilities assumed at the acquisition date (in millions):

Current assets	$192.7
Property, plant and equipment	400.5
Intangible assets	323.4
Other assets	19.5

Total identifiable assets acquired	936.1
Current liabilities	215.8
Assets retirement obligations	1.2
Other long-term liabilities	3.7

Total liabilities assumed	220.7
Net identifiable assets acquired	715.4
Goodwill	45.9

Net assets acquired	$761.3